UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands		Ordinary Share	Share capital and Additional Paid in Capital	Accumulated losses	Total
Balance as of at Dec. 31, 2024			$ 70,896	$ (66,574)	$ 4,322
Balance as of (in Shares) at Dec. 31, 2024		24,252,096
Issuance of ordinary shares, pursuant to an at-the-market -facility, net			1,508	0	1,508
Issuance of ordinary shares, pursuant to an at-the-market -facility, net (in Shares)		2,575,753
Exercise of options			8	0	8
Exercise of options (in Shares)		81,633
Restricted share unit vesting (in Shares)		1,083,443
Restricted share unit vesting			0	0
Share-based compensation			1,838	0	1,838
Exercise of pre funded warrants	[1]
Exercise of pre funded warrants (in Shares)		658,372
Comprehensive and net loss			0	(6,398)	(6,398)
Balance as of (in Shares) at Jun. 30, 2025		28,651,297
Balance as of at Jun. 30, 2025			74,250	(72,972)	1,278
Balance as of at Dec. 31, 2025			82,117	(79,794)	2,323
Balance as of (in Shares) at Dec. 31, 2025		35,949,247
Issuance of ordinary shares, pre-funded warrants and ordinary warrants, net			13,409	0	13,409
Issuance of ordinary shares, pre-funded warrants and ordinary warrants, net (in Shares)		7,895,000
Exercise of options			39		39
Exercise of options (in Shares)		184,479
Restricted share unit vesting (in Shares)		1,430,066
Restricted share unit vesting			0		0
Issuance of ordinary shares- commitment fee			147	0	147
Issuance of ordinary shares- commitment fee (in Shares)		245,098
Reclassification of private warrants from liability to equity following change of terms			385		385
Share-based compensation			756	0	756
Exercise of ordinary warrants, pre-funded warrants and private warrants (in Shares)		9,702,798
Exercise of ordinary warrants, pre-funded warrants and private warrants			34	0	34
Comprehensive and net loss			0	(6,354)	(6,354)
Balance as of (in Shares) at Jun. 30, 2026		55,406,688
Balance as of at Jun. 30, 2026			$ 96,887	$ (86,148)	$ 10,739

[1]	Less than one thousand